Derivative Financial Instruments and Risk Management Policies - Share Risk (Details)		12 Months Ended
	Apr. 23, 2021 cycle	Dec. 31, 2024 model	Dec. 31, 2021 model
Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	5 years		5 years
Number of independent cycles	3		3
Period in force of each cycle	3 years		3 years
Long term incentive plan senior executive officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period		5 years
Number of independent cycles		3
Period in force of each cycle		3 years